Redeemable convertible preferred stock	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Redeemable convertible preferred stock [Abstract]
Redeemable convertible preferred stock

Note 14 Redeemable convertible preferred stock

As discussed in note 1, the Company has retroactively adjusted the shares issued and outstanding prior to the Business Combination to give effect to the Conversion Ratio to determine the number of shares into which they were converted.

As of December 31, 2022 and the Business Combination date, Near Holdings redeemable convertible preferred stock consisted of the following:

	Authorized $0.0001 par value	Shares issued and outstanding	Issuance price per share	Per share conversion price	Aggregate redemption amount	Carrying value
Series A	95,418.000	95,418.000	62.8	62.8	11,987,196	9,814,725
Series B	49,635.000	49,635.000	377.8	377.8	37,500,000	32,074,289
Series C	4,910.000	4,909.756	1,018.4	1,018.4	10,000,000	8,412,280
Series D	91,195.000	91,194.915	666.7	666.7	121,000,000	87,189,092
Series U	66,141.000	66,140.480	1,048.4	1,048.4	72,558,109	69,926,851
	307,299.000	307,298.151			253,045,305	207,417,237

Upon the closing of the Business Combination, 307,298.151 shares of redeemable convertible preferred stock issued and outstanding were converted into 33,083,858 shares of common stock of the Company at the Conversion Ratio. As of March 31, 2023, no shares of redeemable convertible preferred stock were outstanding.

18    Redeemable convertible preferred stock

On March 31, 2021, the Company issued 66,140.480 Series U Preferred stock amounting to $69,339,742 as purchase consideration to acquire 100% of the outstanding equity interests in UberMedia (see note 3). The preferred stock issuance costs were not material.

As of December 31, 2022 and 2021, the Company’s redeemable convertible preferred stock consisted of the following:

As of December 31, 2022 and 2021

	Authorized $0.0001 par value	Shares issued and outstanding	Issuance price per share	Per share conversion price	Aggregate redemption amount	Carrying value
Series A	95,418.000	95,418.000	62.8	62.8	11,987,196	9,814,725
Series B	49,635.000	49,635.000	377.8	377.8	37,500,000	32,074,289
Series C	4,910.000	4,909.756	1,018.4	1,018.4	10,000,000	8,412,280
Series D	91,195.000	91,194.915	666.7	666.7	121,000,000	87,189,092
Series U	66,141.000	66,140.480	1,048.4	1,048.4	72,558,109	69,926,851
	307,299.000	307,298.151			253,045,305	207,417,237

The characteristics of the Company’s redeemable convertible preferred stock are as follows:

Dividend

The holders of all the series shall be entitled to receive on a pari-passu basis except the holders of Series D preferred stock, who shall be entitled to receive in priority to the Series A, Series B, Series C and Series U holders, non-cumulative dividends in preference to any dividend on common stock at the rate of 8% of the original issue price per annum, whenever funds are legally available and when, as and if declared by the board. No dividend shall be declared or paid on the common stock or any of them unless dividend have been declared and paid on the preferred stock.

Voting rights

Each holder of preferred stock is entitled to the number of votes equal to the number of shares of common stock into which the shares of preferred stock held by such holder could be converted as of the record date.

Conversion rights

Holders of preferred stock shall be entitled to convert all or any of the preferred stock into fully paid common stock at any time at the conversion ratio of one common stock for every one preferred stock.

Liquidation preference

In the event of liquidation, dissolution, winding up, any transaction resulting in loss of majority voting powers or control of the board of directors or sale, lease, license or other transfer of 50% or more of the Company’s assets (“Liquidation event”), first to the holders of Series D preferred stock, second to the holders of Series A Preferred stock, Series B Preferred stock, Series C Preferred stock and Series U Preferred stock on a pari passu basis and third, to the holders of common stock and the electing stockholders in the event such electing stockholders have elected to give up their right to receive the preference amount.

Such holders shall be paid an amount equal to (a) in the repayment of investment amount (based on, Series A, Series B, Series C, Series D and Series U original issue price) together with any arrears of any declared but unpaid non-cumulative dividend calculated to the date of payment over holders of common stock; and (b) any remaining liquidation proceeds after above payments, shall be distributed amongst all the stockholders (including the holders of preferred stock) in proportion to their respective stockholding.

If upon a liquidation event, the assets of the Company legally available for distribution to the holders of the preferred stock are insufficient to permit the payment to such holders of the full liquidation preference amount, then the entire assets of the Company legally available for distribution shall be distributed among all the holders of preferred stock in proportion to the liquidation preference such holders would otherwise be entitled to receive.

Anti-dilution rights

The Conversion price of the preferred stock will be subject to adjustment on a broad-based weighted average basis in the event that the Company issues additional shares at a purchase price less than the then current conversion price.

In fiscal year 2019, the Company issued 2,280.000 number of warrants to Series C preferred stockholders to purchase 2,280.000 of the Company’s fully paid common stock (i.e., 1:1) at an exercise price of $10 per share as a settlement of down round/anti-dilution adjustment triggering from issue of Series D preferred stock. Warrants given to the Series C Holders gave them the same benefit that they could have derived on downward adjustment to the conversion price i.e., effectively there is no gain/loss position from change in the legal form of the instrument (preferred stock to warrants). In accordance with ASC Subtopic 815-10, the warrants are deemed legally detachable and separately exercisable from the preferred stock and, thus, accounted for as a freestanding instrument. furthermore, as the number of shares to be purchased by preferred stockholders are fixed, the warrants are considered indexed to the Company’s own share as it also meets the additional conditions set forth in ASC 815-40-25-7 through 38. Accordingly, these warrants are equity classified and recognized under additional paid in capital. These are initially measured in relation to the underlying Series C preferred stock. During the year ended December 2022, the holders of these warrants exercised their rights in whole by making payment of contractual exercise price amount.

Redemption

The holders of redeemable convertible preferred stock have no voluntary rights to redeem their shares. The redeemable convertible preferred stock have deemed liquidation provisions which require the shares to be redeemed upon a change in control or deemed liquidation event as defined above. Further, subject to the priority in redemption of Series D Preferred stock, all the preferred stockholders have a redemption right on or before the expiry of 4 years from the issue date or 31 May 2023, whichever is later (Exit Period), in the event that the initial public offering or strategic sale has not occurred during that exit period. Such right shall only be exercised subject to the fulfilment of conditions of the applicable law. Although the redeemable convertible preferred stock are not mandatorily or currently redeemable, a Liquidation event or non-occurrence of initial public offering would constitute a redemption event outside the Company’s control. As a result of these liquidation features, all shares of redeemable convertible preferred stock have been classified outside of stockholders’ deficit on the consolidated balance sheets.

Accretion of redeemable convertible preferred stock

The Company records its redeemable convertible preferred stock at the amount of cash proceeds received (which also approximates fair value) on the dates of issuance, net of issuance costs except Series U preferred stock which were issued as consideration for acquisition of UberMedia Inc. and initially recorded at its fair value on the acquisition date. Since the preferred stock are not currently redeemable, but are probable of becoming redeemable at the option of the preference stockholders at a future date, the Company accretes the carrying amount of its redeemable convertible preferred stock to equal the redemption value at the end of each reporting period using the interest method. The accretion is charged against accumulated deficit. The redemption value of the redeemable convertible preferred stock in relation to Series A, Series B, Series C and Series D Preferred stock, are a USD equivalent of 2 times of the respective investment amount, plus any declared but unpaid dividends on the relevant preferred stock and in relation to Series U Preferred stock, a USD equivalent of 1.5 times of the investment amount, plus any declared but unpaid dividends on the Series U preferred stock.

The Company received a letter of intent dated August 26, 2021 from KludeIn I Acquisition Corp., a Delaware blank check company, for the potential business combination which would result in a qualified IPO position ultimately. Pursuant to this transaction, the Company determined that it is more than remote that a qualified IPO will occur before a redemption feature becomes exercisable. Accordingly, the Company did not accrete redeemable convertible preferred stock in accordance with ASC 480-10-S99-3A for the period after August 26, 2021 in fiscal year 2021. Subsequently, on May 18, 2022, the Company and KludeIn Acquisition Corp. entered into an agreement and plan of merger that will transform the Company in a public company.